Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Intangible Assets [Abstract]
Intangible assets – gross	$ 27,055	$ 21,154
Less: accumulated amortization	(6,758)	(4,436)
Total	$ 20,297	$ 16,718